Document and Entity Information - shares	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type		20-F
Amendment Flag		false
Document Registration Statement		false
Document Annual Report		true
Document Period End Date		Dec. 31, 2023
Current Fiscal Year End Date		--12-31
Document Fiscal Year Focus		2023
Document Fiscal Period Focus		FY
Document Transition Report		false
Document Shell Company Report		false
Entity File Number		001-40930
Entity Registrant Name		OCEANPAL INC.
Entity Central Index Key		0001869467
Entity Incorporation, State or Country Code		1T
Entity Address, Address Line One		Pendelis 26
Entity Address, Address Line Two		Palaio Faliro
Entity Address, Postal Zip Code		175 64
Entity Address, City or Town		Athens
Entity Address, Country		GR
Title of 12(b) Security		Common Stock, $0.01 par value including the Preferred Stock Purchase Rights
Trading Symbol		OP
Security Exchange Name		NASDAQ
Entity Common Stock, Shares Outstanding		7,448,601
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
ICFR Auditor Attestation Flag		false
Document Financial Statement Error Correction [Flag]		false
Document Accounting Standard		U.S. GAAP
Entity Shell Company		false
Auditor Firm ID		1457
Auditor Name		Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location		Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name		Margarita Veniou
Entity Address, Address Line One		Pendelis 26
Entity Address, Address Line Two		Palaio Faliro
Entity Address, Postal Zip Code		175 64
Entity Address, City or Town		Athens
Entity Address, Country		GR
Country Region		30
City Area Code		210
Local Phone Number		9485-360
Contact Personnel Fax Number		9401-810
Contact Personnel Email Address		mveniou@oceanpal.com
OceanPal Inc. Predecessors [Member]
Entity Addresses [Line Items]
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece